UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net (loss)/income	$ (30,411)	$ 65,934
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	121,775	114,999
Vessel impairment charge	34,093	0
Amortization of deferred charges	4,206	3,558
Amortization of charter related deferred asset and straight-lining of operating leases	(497)	(964)
Equity in earnings of associated companies	(1,146)	(1,475)
(Gain)/loss on sale of vessels	(4,242)	17
Adjustment to fair value of derivatives recognized in the statement of operations	4,183	(1,555)
Loss on investments in equity securities	1,326	207
Loss on repurchase of bonds	144	388
Repayments from investment in sales-type assets	4,021	4,661
Other, net	5,028	860
Net changes in operating assets and liabilities	10,264	800
Net cash provided by operating activities	148,744	187,430
Investing activities
Purchase of vessels, capital improvements and newbuildings	(48,091)	(212,183)
Proceeds from sale of vessels	46,127	11,983
Other investments and long term assets, net	0	4,262
Net cash used in investing activities	(1,964)	(195,938)
Financing activities
Repayment of finance lease liabilities	0	(27,788)
Proceeds from debt	244,042	354,402
Repayment of debt	(267,439)	(145,726)
Repurchases and redemption of bonds	(11,144)	(64,997)
Debt fees paid	(2,679)	(3,001)
Net cash flows on swaps	(6,265)	(16,534)
Cash paid for shares repurchased	(10,025)	0
Cash dividends paid	(72,001)	(67,278)
Net cash provided by/(used in) financing activities	(125,511)	29,078
Net change in cash and cash equivalents	21,269	20,570
Cash and cash equivalents at start of the period	134,551	165,492
Cash and cash equivalents at end of the period	$ 155,820	$ 186,062